Deferred Policy Acquisition Costs (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Policy Acquisition Costs
The following table presents a roll forward of DAC:

Years Ended December 31,
(in millions)	2022	2021	2020
Balance, beginning of year	$7,949	$7,241	$7,939
Impact of CECL adoption	—	—	15
Capitalizations	991	1,000	889
Amortization expense	(1,420)	(1,046)	(532)
Change related to unrealized (appreciation) depreciation of investments	5,631	760	(1,085)
Other, including foreign exchange	(64)	(6)	15
Balance, end of year	$13,087	$7,949	$7,241
The following table presents a roll forward of VOBA:

Years Ended December 31,
(in millions)	2022	2021	2020
Balance, beginning of year	$109	$122	$130
Acquisitions	—	—	—
Amortization expense	(11)	(11)	(11)
Change related to unrealized (appreciation) depreciation of investments	4	(1)	2
Other, including foreign exchange	(10)	(1)	1
Balance, end of year	$92	$109	$122
The following table presents a roll forward of DSI:

Years Ended December 31,
(in millions)	2022	2021	2020
Balance, beginning of year	$307	$285	$437
Capitalizations	8	11	11
Amortization expense	(95)	(116)	(64)
Change related to unrealized (appreciation) depreciation of investments	669	127	(99)
Balance, end of year	$889	$307	$285